EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2021
Equity Components
EQUITY COMPONENTS

NOTE 13: EQUITY COMPONENTS

13.1	Share capital

As of December 31, 2021, the share capital amounts to 1,386 million shares, including approximately 4 million treasury shares.

13.1.1.	Share buyback programs

Taking into consideration the market volatility experienced as from 2018 and the persisting divergence between the Company’s share price and the economic reality its assets currently or potentially have, which is detrimental to the interests of its shareholders, and considering the Company’s history of strong cash position and fund availability, the Board of Directors has implemented several share buyback programs, considering in each case that treasury shares may not exceed the 10% capital stock capitalization.

During fiscal year 2020, the Board of Directors approved Programs 6, 7 and 8 for US$ 27 million, $ 3,600 million and US$ 30 million, with a maximum price of US$ 13, US$ 13 and US$ 15 per ADR, respectively, which as of December 31, 2020 were completed and for which all repurchased shares were canceled.

During 2021, the Company’s Board of Directors approved Programs 9 and 10 for a maximum amount of US$ 30 million each, under which shares could be acquired up to a maximum price of US$ 16 and US$ 15 per ADR, respectively, which were terminated as of December 31, 2021, with the repurchased shares canceled in full.

As of December 31, 2021, Program 11, approved by the Company’s Board of Directors on December 1, 2021 for a maximum amount of US$ 30 million and an initial term of 120 calendar days, is still in effect; under this Program, shares may be acquired up to a maximum price of US$ 19 per ADR and $ 167 per common share.

During 2021, the Company directly and indirectly acquired 2.7 million own ADRs for a value of US$ 38.7 million.

After the closing of the fiscal year, the Company indirectly acquired 0.1 million own ADRs for a value of US$ 1.8 million.

13.1.2	Stock Compensation Plan

During fiscal years ended December 31, 2021 and 2020, the Company delivered 0.5 million and 0.7 million own shares as payments under the stock compensation plan for officers and other key staff, respectively. As of December 31, 2021, the Company acquired 6 million own shares, out of which 2 million were allocated to the compensation of senior managers and, as of the closing of the fiscal year, 4 million remained in treasury to be delivered to employees under such plan (see Note 4.17).

13.1.3	Capital reductions

During 2020, the capital stock reduction approved by the Company’s General Ordinary and Extraordinary Shareholders’ Meeting held on April 7, 2020 and December 10, 2020, which provided for the cancellation of 152 million shares and 141 million shares, respectively. These reductions are registered in the Public Registry.

During 2021, the capital stock reduction approved by the Company’s General Ordinary and Extraordinary Shareholders’ Meeting held on April 29, 2021 and September 30, 2021, which provided for the cancellation of 56.6 million shares and 12.5 million shares, respectively. These reductions are registered in the Public Registry.

13.2	Earnings per share

Basic earnings per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year. Diluted earnings per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2021, 2020 and 2019, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2021	12.31.2020	12.31.2019
Earning for continuing operations attributable to the equity holders of the Company	312	132	594
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted earnings per share from continued operations	0.22	0.08	0.33

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(39)	(499)	98
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted (loss) earning per share from discontinued operations	(0.03)	(0.32)	0.05

Earning (Loss) attributable to the equity holders of the Company	273	(367)	692
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted earnings (losses) per share	0.19	(0.23)	0.38

13.3	Profit distributions

Dividends

Dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or January 1, 2018 are subject to a 7% withholding tax (see Note 2.6.1.2). The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.